John Deere Owner Trust 2023-B				EXHIBIT 99.3
Servicer's Certificate
Check for Error
$340,000,000 Class A-1 5.54700% Asset Backed Notes due July 15, 2024
$450,000,000 Class A-2 5.59% Asset Backed Notes due June 15, 2026
$450,000,000 Class A-3 5.18% Asset Backed Notes due March 15, 2028
$88,800,000 Class A-4 5.11% Asset Backed Notes due May 15, 2030
$34,090,586 Overcollateralization

Scheduled Payment Date (30/360)				15-Aug-23
Actual Payment Date (A/360)				15-Aug-23
Collection Period Begin Date				29-May-23
Collection Period End Date				30-Jul-23
Days in accrual period (30/360)				47
Days in accrual period (ACT/360)				48

(1)	Total Distribution Amount:			$98,500,119.48
	(a)	Total cash receipts during the month:		$95,826,800.10
	(b)	Administrative repurchases during the month:		$2,610,380.74
	(c)	Investment earnings on cash accounts:		$62,938.64
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$9,434,434.33
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$2,514,640.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$3,284,125.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$3,043,250.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$592,419.33
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$76,977,076.54
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$76,977,076.54
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$76,977,076.54

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:		$86,411,510.87

(6)	Reserve Account balance:
	(a)	Beginning balance:	$13,628,905.86
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):	$0.00
	(e)	Ending Balance (after giving effect to all distributions):	$13,628,905.86
	(f)	Specified Reserve Account Balance:	$13,628,905.86

(7)	Servicing Fee:		$2,413,793.79
	(a)	Amount of Servicing Fee earned:	$2,413,793.79
	(b)	Amount of Servicing Fee paid:	$2,413,793.79
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$9,674,714.82

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$1,374,262,074.99

	(b)	Note Value as of the end of the related Collection Period:	$1,285,913,509.75

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$34,090,586.00

	(d)	Number of Accounts at the end of the related Collection Period:	18,905

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$263,022,923.46
		(ii) Class A-1 Note Pool Factor:	0.7735968

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$450,000,000.00
		(ii) Class A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$450,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$88,800,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$2,087,947.95
		(ii) % of Pool Balance:	0.14%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.25%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	19,295
	(b)	Number of loans at the end of the period:	18,905
	(c)	Weighted average remaining term on receivables:	43.58
	(d)	Prepayment amount - monthly:	$33,648,506.05
	(e)	Prepayment amount - life-to-date:	$33,648,506.05
	(f)	Weighted average APR of the pool assets:	3.93%
	(g)	Pool Factor:	0.94

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.25%
	(c)	Delinquency Trigger Occurred: Y/N	N